Borrowings (Details) - Term Loans [Member] - USD ($)	Aug. 17, 2020	Jul. 23, 2020
Borrowings [Line Items]
Total facility	$ 239,499	$ 240,211
Maturity term	180 months	66 months
Interest Rate	3.20%	3.50%